Funds Held - Directly Managed	12 Months Ended
Dec. 31, 2018
Disclosure - Funds Held-Directly Managed [Abstract]
Funds Held - Directly Managed
Funds Held–Directly Managed
Following Paris Re’s acquisition of substantially all of the reinsurance operations of Colisée Re (previously known as AXA RE) in 2006, a subsidiary of AXA SA (AXA), Paris Re and its subsidiaries entered into an issuance agreement and a quota share retrocession agreement to assume business written by Colisée Re from January 1, 2006 to September 30, 2007 as well as the in-force business at December 31, 2005. The agreements provided that the premium related to the transferred business was retained by Colisée Re and credited to a funds held account. The assets underlying the funds held–directly managed account were maintained by Colisée Re in a segregated investment portfolio and managed by the Company. Realized and unrealized investment gains and losses and net investment income related to this account inured to the benefit of the Company. The funds held–directly managed account was settled prior to December 31, 2018 upon commutation of the related run-off business and loss reserves. See also note 8(a) for discussion of the related reserve agreement.